Subsequent Events - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - Subsequent Event [Member]	Jan. 15, 2021 USD ($)
Transportation vehicles	$ 328,000
Equipment	20,000
Customer relationship	344,000
Total assets acquired at fair value	692,000
Notes payable	(192,000)
Net asset acquired	500,000
Cash paid	100,000
Promissory note	400,000
Total purchase consideration paid	$ 500,000